Document And Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Once Upon a Farm, PBC
Entity Central Index Key	0001696556
Entity Emerging Growth Company	true
Entity File Number	001-43108
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3648280
Entity Address, Address Line One	950 Gilman Street, Suite 100
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	(888)
Local Phone Number	983-1606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OFRM
Security Exchange Name	NYSE